Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tangible and intangible assets
Tangible assets	kr 34	kr 42	kr 40
Right-of-use assets	123	144	152
Intangible assets	88	121	139
Total net book value	245	307	331
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (88)	kr (94)	kr (80)
Average useful life for intangible assets	5 years